Other operating expenses, net	12 Months Ended
Dec. 31, 2017
Other operating expenses, net
Other operating expenses, net

28Other operating expenses, net

	2017	2016	2015
Environmental and asset retirement obligations	433	(68,605)	—
Mining obligations	(11,498)	(8,967)	(8,953)
Project expenses	(94,280)	(48,562)	(37,623)
Net operating hedge loss	(18,785)	(33,514)	7,045
Judicial (provision) reversion	258	(15,331)	—
Loss on sale of property, plant & equipment and intangibles assets	(694)	(552)	(3,446)
Gain on sale of investment	4,588	408	—
Impairment of property, plant, equipment and intangibles	—	979	(8,574)
Other operating expenses, net	(9,243)	(3,675)	4,446

	(129,221)	(177,819)	(47,105)